DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) director employee	Dec. 31, 2019 CNY (¥) director	Dec. 31, 2018 CNY (¥) director
Significant related party transactions
Emoluments paid to key management personnel, number of highest paid employees | employee	5
Number of directors among five highest paid employees | director	3	3	1
Basic salaries, housing fund, other allowances and benefits in kind	¥ 4,183	¥ 4,665	¥ 1,849
Pension costs	20	513	234
Total remuneration	4,886	5,958	2,839
Highest paid employees other than directors and supervisors
Significant related party transactions
Basic salaries, housing fund, other allowances and benefits in kind	1,620	1,670	1,305
Pension costs	8	137	165
Total remuneration	¥ 1,628	¥ 1,807	¥ 1,470